Unaudited Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2016
Unaudited Quarterly Data [Abstract]
Unaudited Quarterly Data
Quarter Ended	March 31		June 30		September 30		December 31		Total
Fiscal year 2016	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$

Revenue	62,147	9,638	59,316	8,925	61,560	9,231	70,903	10,212	253,926	36,573
Gross loss	5,589	867	5,626	846	1,056	158	5,465	787	17,736	2,555
Net loss	(12,055)	(1,868)	(10,197)	(1,536)	(13,428)	(2,014)	(18,803)	(2,709)	(54,483)	(7,847)
Basic and diluted loss per share	(3.68)	(0.56)	(3.12)	(0.48)	(4.12)	(0.60)	(5.76)	(0.83)	(16.68)	(2.40)